First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	2,822,922	2,624,457
Series 2017-20E Class 1
05/01/2037	2.880%	257,640	240,083
Series 2017-20F Class 1
06/01/2037	2.810%	2,142,947	1,988,406
Series 2017-20G Class 1
07/01/2037	2.980%	1,854,591	1,732,600
Series 2017-20H Class 1
08/01/2037	2.750%	1,727,277	1,602,883
Series 2017-20I Class 1
09/01/2037	2.590%	2,652,840	2,450,792
Total Asset-Backed Securities — Agency (Cost $11,458,216)			10,639,221

Corporate Bonds & Notes 50.8%

Aerospace & Defense 3.5%
Arconic, Inc.
02/01/2037	5.950%	2,336,000	2,354,739
BAE Systems PLC(a)
02/15/2031	1.900%	14,330,000	11,667,019
Boeing Co. (The)
05/01/2034	3.600%	7,597,000	6,516,525
08/01/2059	3.950%	12,580,000	9,249,827
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	707,444
10/15/2047	4.030%	6,765,000	5,885,604
03/15/2053	4.950%	3,876,000	3,858,846
United Technologies Corp.
07/15/2038	6.125%	5,900,000	6,549,123
11/01/2046	3.750%	8,648,000	7,155,409
Total			53,944,536
Automotive 0.2%
General Motors Co.
04/01/2048	5.400%	2,835,000	2,449,770
Banking 9.3%
Bank of America Corp.(b)
07/23/2031	1.898%	7,890,000	6,325,501
10/24/2031	1.922%	15,105,000	12,061,406
02/04/2033	2.972%	18,632,000	15,702,749
Subordinated
09/21/2036	2.482%	5,337,000	4,042,997
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b)
06/03/2031	2.572%	15,573,000	13,143,667
01/25/2033	3.057%	10,172,000	8,632,032
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	22,785,000	18,535,595
HSBC Holdings PLC(b)
05/24/2032	2.804%	3,799,000	3,104,472
11/22/2032	2.871%	7,818,000	6,368,126
03/09/2034	6.254%	4,447,000	4,648,898
03/09/2044	6.332%	1,605,000	1,694,485
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	16,790,000	14,142,718
11/15/2048	3.964%	12,044,000	9,983,014
Morgan Stanley(b)
07/21/2032	2.239%	4,134,000	3,325,359
Subordinated
09/16/2036	2.484%	5,470,000	4,136,828
Wells Fargo & Co.(b)
04/25/2053	4.611%	21,541,000	19,103,819
Total			144,951,666
Cable and Satellite 2.4%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,780,000	14,615,570
12/01/2061	4.400%	3,514,000	2,389,205
06/30/2062	3.950%	7,402,000	4,658,167
Comcast Corp.
11/01/2056	2.937%	13,120,000	8,743,606
NBCUniversal Media LLC
01/15/2043	4.450%	7,282,000	6,652,283
Total			37,058,831
Construction Machinery 0.4%
Caterpillar, Inc.
09/19/2049	3.250%	2,755,000	2,189,083
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,595,282
Total			5,784,365
Diversified Manufacturing 0.5%
Carrier Global Corp.
04/05/2050	3.577%	9,245,000	6,998,683
Electric 7.2%
AEP Texas, Inc.
01/15/2050	3.450%	13,470,000	9,915,761
05/15/2052	5.250%	1,840,000	1,794,676
2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)
01/15/2031	2.450%	4,330,000	3,531,617
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	4,670,000	4,270,137
CenterPoint Energy, Inc.
09/01/2049	3.700%	4,290,000	3,275,741
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,916,143
Duke Energy Corp.
08/15/2052	5.000%	16,165,000	15,041,935
Duke Energy Ohio, Inc.
04/01/2053	5.650%	1,681,000	1,762,898
Duke Energy Progress LLC
03/15/2053	5.350%	2,655,000	2,735,835
Emera US Finance LP
06/15/2046	4.750%	6,725,000	5,471,040
Eversource Energy
08/15/2030	1.650%	6,764,000	5,445,504
01/15/2050	3.450%	4,737,000	3,616,979
Exelon Corp.
03/15/2052	4.100%	8,365,000	6,904,107
03/15/2053	5.600%	7,075,000	7,214,118
Georgia Power Co.
03/15/2042	4.300%	8,717,000	7,690,462
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	2,179,000	1,839,217
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,940,000	9,832,885
04/01/2053	6.700%	818,000	842,315
Southern California Edison Co.
04/01/2047	4.000%	5,095,000	4,194,845
03/01/2048	4.125%	2,200,000	1,819,136
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,019,543
Xcel Energy, Inc.
12/01/2049	3.500%	11,550,000	8,875,159
Total			112,010,053
Environmental 0.3%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	5,905,000	5,338,309
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	22,155,000	22,005,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2038	5.150%	9,541,000	9,233,110
05/15/2048	5.300%	2,402,000	2,242,644
Total			33,481,204
Health Care 2.4%
Becton Dickinson and Co.
05/20/2050	3.794%	1,353,000	1,096,737
Cigna Corp.
03/15/2050	3.400%	7,765,000	5,739,738
CVS Health Corp.
07/20/2045	5.125%	15,880,000	15,050,233
GE Healthcare Holding LLC(a)
11/22/2052	6.377%	3,984,000	4,450,048
HCA, Inc.(a)
03/15/2052	4.625%	10,534,000	8,751,889
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	2,935,338
Total			38,023,983
Healthcare Insurance 2.6%
Aetna, Inc.
11/15/2042	4.125%	4,360,000	3,690,810
Anthem, Inc.
08/15/2044	4.650%	3,500,000	3,221,008
Centene Corp.
02/15/2030	3.375%	5,874,000	5,144,338
03/01/2031	2.500%	9,425,000	7,627,936
UnitedHealth Group, Inc.
02/15/2063	6.050%	10,804,000	12,353,255
04/15/2063	5.200%	8,802,000	8,920,717
Total			40,958,064
Independent Energy 0.2%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,700,362
Integrated Energy 0.4%
BP Capital Markets America, Inc.
03/17/2052	3.001%	1,780,000	1,251,011
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,647,662
Total Capital International SA
06/29/2060	3.386%	1,315,000	985,955
Total			6,884,628
Life Insurance 2.1%
Five Corners Funding Trust IV(a)
02/15/2053	5.997%	6,516,000	6,705,157

Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
07/15/2052	5.000%	5,302,000	4,955,724
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	5,359,000	4,296,378
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	10,183,000	7,465,578
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,925,000	1,766,256
05/15/2050	3.300%	8,870,000	6,330,752
Voya Financial, Inc.
06/15/2046	4.800%	2,078,000	1,768,247
Total			33,288,092
Media and Entertainment 1.3%
Magallanes, Inc.(a)
03/15/2042	5.050%	10,148,000	8,485,276
03/15/2062	5.391%	13,886,000	11,223,406
Total			19,708,682
Midstream 2.6%
Enterprise Products Operating LLC
03/15/2044	4.850%	2,314,000	2,146,192
01/31/2060	3.950%	5,523,000	4,281,114
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,345,000	1,183,613
Kinder Morgan, Inc.
02/15/2046	5.050%	4,996,000	4,395,698
08/01/2052	5.450%	4,493,000	4,177,857
MPLX LP
04/15/2048	4.700%	1,427,000	1,198,529
03/14/2052	4.950%	5,551,000	4,819,661
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	8,350,000	6,529,244
Western Gas Partners LP
03/01/2048	5.300%	402,000	343,121
08/15/2048	5.500%	3,730,000	3,213,836
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	7,006,455
Williams Cos, Inc. (The)
08/15/2052	5.300%	1,864,000	1,759,934
Total			41,055,254
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.8%
NiSource, Inc.
02/15/2043	5.250%	1,575,000	1,571,724
02/15/2044	4.800%	7,017,000	6,489,579
05/15/2047	4.375%	1,794,000	1,557,503
Sempra Energy
02/01/2048	4.000%	3,650,000	2,974,108
Total			12,592,914
Pharmaceuticals 2.5%
AbbVie, Inc.
06/15/2044	4.850%	9,111,000	8,699,446
Amgen, Inc.
03/02/2053	5.650%	1,582,000	1,646,443
02/22/2062	4.400%	5,617,000	4,741,466
03/02/2063	5.750%	19,107,000	19,822,906
Bristol-Myers Squibb Co.
03/15/2062	3.900%	5,117,000	4,219,686
Total			39,129,947
Property & Casualty 0.8%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	10,630,000	8,936,031
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	3,366,183
Total			12,302,214
Railroads 0.2%
Norfolk Southern Corp.
08/15/2052	4.050%	3,285,000	2,721,672
Retailers 1.5%
Amazon.com, Inc.
04/13/2062	4.100%	9,325,000	8,205,895
Lowe’s Companies, Inc.
04/01/2062	4.450%	11,366,000	9,284,852
09/15/2062	5.800%	4,805,000	4,831,577
04/01/2063	5.850%	1,811,000	1,836,456
Total			24,158,780
Technology 3.7%
Apple, Inc.
08/08/2062	4.100%	8,395,000	7,491,053
Broadcom, Inc.(a)
11/15/2036	3.187%	13,567,000	10,282,893
Fidelity National Information Services, Inc.
03/01/2041	3.100%	1,670,000	1,167,743
07/15/2052	5.625%	1,672,000	1,604,037

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2051	3.050%	7,075,000	4,834,445
International Business Machines Corp.
02/06/2053	5.100%	3,420,000	3,268,130
MSCI, Inc.(a)
11/01/2031	3.625%	5,850,000	5,008,976
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,255,000	1,128,303
01/15/2033	5.000%	4,846,000	4,746,998
02/15/2042	3.125%	3,530,000	2,510,866
Oracle Corp.
07/08/2034	4.300%	8,105,000	7,406,514
07/15/2046	4.000%	2,500,000	1,912,451
04/01/2050	3.600%	2,661,000	1,884,761
03/25/2061	4.100%	1,518,000	1,113,941
VeriSign, Inc.
06/15/2031	2.700%	3,740,000	3,180,784
Total			57,541,895
Tobacco 0.2%
Reynolds American, Inc.
08/15/2035	5.700%	4,100,000	3,867,260
Wireless 1.0%
American Tower Corp.
06/15/2030	2.100%	7,470,000	6,086,903
Crown Castle International Corp.
01/15/2051	3.250%	1,340,000	923,297
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,449,860
11/15/2060	3.600%	6,515,000	4,646,423
Vodafone Group PLC
02/19/2043	4.375%	3,205,000	2,717,197
Total			15,823,680
Wirelines 2.6%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	19,615,873
Telefonica Emisiones SAU
03/06/2048	4.895%	6,755,000	5,583,334
Verizon Communications, Inc.
03/22/2041	3.400%	14,500,000	11,541,887
03/22/2051	3.550%	5,830,000	4,459,044
Total			41,200,138
Total Corporate Bonds & Notes (Cost $902,325,949)			793,974,982

Foreign Government Obligations(c) 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.9%
Mexico Government International Bond
08/14/2041	4.280%	16,440,000	13,473,617
Total Foreign Government Obligations (Cost $16,499,944)			13,473,617

U.S. Treasury Obligations 41.3%

U.S. Treasury
07/31/2024	3.000%	8,113,800	7,964,519
02/15/2036	4.500%	37,500,000	41,660,156
05/15/2038	4.500%	30,000,000	33,243,750
02/15/2039	3.500%	49,000,000	48,410,469
08/15/2040	3.875%	10,000,000	10,248,437
02/15/2041	4.750%	8,000,000	9,110,000
05/15/2041	4.375%	25,383,000	27,607,979
05/15/2042	3.250%	22,558,700	20,813,926
05/15/2043	2.875%	17,600,000	15,191,000
08/15/2044	3.125%	16,500,000	14,718,516
11/15/2044	3.000%	10,000,000	8,721,875
11/15/2045	3.000%	12,000,000	10,438,125
11/15/2047	2.750%	20,750,000	17,264,648
02/15/2048	3.000%	101,200,000	88,265,375
08/15/2049	2.250%	495,000	372,101
02/15/2050	2.000%	2,900,000	2,055,375
05/15/2050	1.250%	22,250,000	12,939,766
08/15/2050	1.375%	19,610,000	11,781,320
11/15/2050	1.625%	24,800,000	15,914,625
02/15/2051	1.875%	22,000,000	15,032,187
05/15/2051	2.375%	2,600,000	1,996,313
05/15/2052	2.875%	102,497,900	87,715,781
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	106,296,460
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	38,410,800	21,130,441
11/15/2041	0.000%	13,661,000	6,774,469
05/15/2043	0.000%	19,069,000	8,803,025
Total U.S. Treasury Obligations (Cost $737,090,412)			644,470,638

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(f),(g)	74,179,426	74,164,590
Total Money Market Funds (Cost $74,141,657)		74,164,590
Total Investments in Securities (Cost: $1,741,516,178)		1,536,723,048
Other Assets & Liabilities, Net		24,676,031
Net Assets		1,561,399,079

Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2023 (Unaudited)
At March 31, 2023, securities and/or cash totaling $9,794,351 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,802	06/2023	USD	236,343,563	9,423,405	—
U.S. Treasury 5-Year Note	28	06/2023	USD	3,066,219	65,140	—
U.S. Treasury 5-Year Note	80	06/2023	USD	8,760,625	—	(13,170)
U.S. Treasury Ultra Bond	353	06/2023	USD	49,817,125	1,954,685	—
Total					11,443,230	(13,170)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,098)	06/2023	USD	(126,184,219)	—	(3,330,466)
U.S. Treasury 2-Year Note	(93)	06/2023	USD	(19,200,141)	—	(109,558)
U.S. Treasury Ultra 10-Year Note	(116)	06/2023	USD	(14,052,313)	31,616	—
U.S. Treasury Ultra 10-Year Note	(370)	06/2023	USD	(44,822,031)	—	(1,408,476)
Total					31,616	(4,848,500)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $108,453,091, which represents 6.95% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	70,178,871	98,386,921	(94,411,155)	9,953	74,164,590	(7,472)	984,803	74,179,426
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | First Quarter Report 2023

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1QT7016_12_B01_(05/23)